Schedule I—Parent Company only Condensed Financial Information (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2025
Schedule I—Parent Company only Condensed Financial Information (Tables) [Line Items]
Schedule of Parent Company Only Condensed Balance Sheets

PARENT COMPANY ONLY CONDENSED BALANCE SHEETS

	As of December 31,
	2025	2024
ASSETS
Current assets
Cash	$27,014	$171,327
Advance to suppliers	-	32,000
Amount due from related party	15,000,000	-
Total current assets	$15,027,014	$203,327
Non-current assets
Investment in subsidiaries	9,119,287	8,467,986
Long-term investments	-	1,356,618
Total assets	$24,146,301	$10,027,931

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Current liabilities
Due to related parties	$1,517,717	$1,493,437
Account payable	11,813	2,363
Payroll payable	112,500	22,500
Other payable	450,497	56,000
Total liabilities	$2,092,527	$1,574,300
SHAREHOLDERS’ EQUITY
Ordinary shares (Par value $0.002 per share, 25,000,000 shares authorized, 34,198 shares issued and outstanding as of December 31, 2024)	-	68
Class A Ordinary shares (Par value $0.002 per share, 24,989,545 shares authorized, 101,275 issued and outstanding as of December 31, 2025)	202	-
Class B Ordinary shares (Par value $0.002 per share, 10,455 shares authorized, 10,455 issued and outstanding as of December 31, 2025)	21	-
Additional paid-in-capital	22,832,075	7,620,339
Retained earnings (accumulated deficit)	(534,294)	1,252,783
Accumulated other comprehensive loss	(244,230)	(419,559)
Total shareholders’ equity	22,053,774	8,453,631
Total liabilities and shareholders’ equity	$24,146,301	$10,027,931

Schedule of Parent Company Only Condensed Statements of Operations and Comprehensive Income (Loss)

PARENT COMPANY ONLY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the Year Ended December 31,
	2025	2024	2023
Share of earnings (losses) in subsidiaries	$451,693	$(3,835,690)	$1,796,702
Other-than-temporary impairment	(1,356,618)	(1,121,382)	-
General and administrative expenses	(881,565)	(722,123)	(290,000)
Non-operating revenue	(587)	113	-
Net income (loss)	(1,787,077)	(5,679,082)	1,506,702
Foreign currency translation adjustment	175,329	(37,187)	(133,740)
Comprehensive income (loss)	$(1,611,748)	$(5,716,269)	$1,372,962

Schedule of Parent Company Only Condensed Statements of Cash Flows

PARENT COMPANY ONLY CONDENSED STATEMENTS OF CASH FLOWS

	For the Year Ended December 31,
	2025	2024	2023
Net cash provided by (used in) operating activities	(666,802)	(643,769)	172,179
Purchase of long-term investment	-	(2,478,000)	-
Net cash used in investing activities	-	(2,478,000)	-
Proceeds from third party loans	310,598	-	-
Proceeds from Issuance of Class A Ordinary shares	211,891	-	-
Proceeds from initial public offering, net	-	3,293,096	-
Net cash provided by (used in) financing activities	522,489	3,293,096	(172,179)
Net increase (decrease) in cash and cash equivalents	(144,313)	171,327	-
Cash and cash equivalents at the beginning of the year	171,327	-	-
Cash and cash equivalents at the end of the year	$27,014	$171,327	$-